Risk management	12 Months Ended
Dec. 31, 2025
Disclosure Of Risk Management [Abstract]
Risk management

9. Risk management

Financial instruments consist of cash (overdrafts), accounts receivable, fair values of derivative financial instruments, accounts payable and accrued liabilities and long-term debt. At December 31, 2025, the fair values of these financial instruments approximate their carrying amounts.

The fair values of all outstanding financial commodity related and equity forward contracts are reflected on the Consolidated Balance Sheets with the changes during the period recorded in income as unrealized gains or losses for financial commodity contracts and in share-based compensation for equity forward contracts.

At December 31, 2025 and 2024, the only asset or liability measured at fair value on a recurring basis was the risk management asset and liability, which was valued based on “Level 2 inputs” being quoted prices in markets that are not active or based on prices that are observable for the asset or liability.

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2025	2024
Balance, beginning of year	$7.1	$11.8
Unrealized gain (loss) on financial instruments:
Oil	(3.3)	3.3
Natural gas	(0.2)	(8.5)
Equity (1)	(0.6)	-
Electricity	-	0.5
Equity Forward Contract	28.7	-
Total fair value, end of year	$31.7	$7.1

Current asset portion	$23.0	$8.4
Current liability portion	-	(1.3)
Non-current asset portion	8.7	-
Non-current liability portion	$-	$-

(1)
Unrealized gain (loss) on equity forward contracts is included in share-based compensation expense.

Obsidian Energy records our risk management assets and liabilities on a net basis in the Consolidated Balance Sheets. At December 31, 2025 and 2024, there were no differences between the gross and net amounts.

Obsidian Energy had the following financial instruments outstanding as at December 31, 2025. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

Commodity contracts

	Notional Volume (mcf/d)	Remaining Term	Price (C$/mcf)	Fair value (millions)
Natural Gas
AECO Swap	26,540	January 2026 - March 2026	$3.30	$1.0
AECO Swap	29,384	April 2026 - October 2026	2.81	2.5
AECO Swap	1,896	November 2026 - March 2027	$3.73	$0.1
Total natural gas				$3.6

Total				$3.6

Subsequent to December 31, 2025, the Company entered into the following additional commodity contracts:

	Notional Volume (bbl/d)	Remaining Term		Price ($/bbl)
Oil
WTI Swap	6,127	January 2026	CAD$	84.12
WTI Swap	13,298	February 2026	US$	62.47
WTI Swap	12,800	March 2026	US$	64.13
WTI Swap	8,000	April 2026	US$	64.29
WTI Swap	2,000	May 2026	US$	63.70

	Notional Volume (mcf/d)	Remaining Term		Price (C$/mcf)
Natural Gas
AECO Swap	5,993	April 2026 - October 2026		$2.03

The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2025	2024
Realized
Settlement of oil contracts gain (loss)	$(0.6)	$1.9
Settlement of natural gas contracts gain	7.9	19.7
Total realized risk management gain	$7.3	$21.6

Unrealized
Oil contracts gain (loss)	$(3.3)	$3.3
Natural gas contracts loss	(0.2)	(8.5)
Total unrealized risk management loss	(3.5)	(5.2)
Risk management gain	$3.8	$16.4

Prepaid Equity Forward Contracts

Obsidian Energy is exposed to equity price risk on our common share price in relation to our share-based compensation plans. Given the value of our share-based compensation plans fluctuates based on the Company’s common share price on the TSX at each period end date, the Company helps mitigate this exposure by entering into equity forward contracts. Unrealized and realized gains/losses on our equity forward contracts for the period are recorded through share-based compensation.

	Share Volume	Remaining Term (1)	Price (C$)	Fair value (millions)
Equity
Equity Forward Contract	720,000	September 2028	$8.89	$6.1
Equity Forward Contract	1,300,000	October 2028	8.72	10.9
Equity Forward Contract	550,000	November 2028	8.43	4.6
Equity Forward Contract	715,000	December 2028	8.31	6.0
Equity Forward Contract	55,000	January 2029	$8.44	$0.5
Total				$28.1

(1)
The Company can settle the contract, or a portion of the contract, at any time.

Subsequent to December 31, 2025, the Company entered into the following additional equity forward contracts:

	Share Volume	Remaining Term	Price (C$)
Equity
Equity Forward Contract	395,000	January 2029	$8.81
Equity Forward Contract	555,000	February 2029	$10.10

Based on commodity prices and equity contracts in place at December 31, 2025, the Company notes the following sensitivities:

•
a $0.10 change in the price per mcf of natural gas would change pre-tax unrealized risk management by $0.9 million; and
•
a 10 per cent change in our share price would change pre-tax unrealized risk management by $2.9 million.

Foreign Exchange Forward Contracts

Obsidian Energy is exposed to fluctuations in the US/CAD exchange rate on oil sales based on US dollar benchmark prices. The Company mitigates this exposure by entering into foreign exchange forward contracts. No contracts were outstanding at December 31, 2025.

Subsequent to December 31, 2025, the Company entered into the following foreign exchange forward contracts:

	Notional Amount ($millions)	Remaining Term	Price (C$)
Foreign exchange forward contracts
FX forward contract	2.5	January 2026	$1.3840
FX forward contract	19.0	February 2026	1.3719
FX forward contract	16.0	March 2026	1.3686
FX forward contract	13.5	April 2026	$1.3650

Market Risks

Obsidian Energy is exposed to normal market risks inherent in the oil and natural gas business, including, but not limited to, commodity price risk, foreign currency rate risk, credit risk, interest rate risk, liquidity risk, inflation risk, geopolitical risk and climate change risk. The Company seeks to mitigate these risks through various business processes and management controls and from time to time by using financial instruments.

The government of the United States of America continues to employ a tariff strategy on goods that are sourced in Canada and around the world. If tariffs are enforced for a prolonged period of time, it could impact the demand for energy products and, in turn, commodity prices. Production costs and supply chain expenses could also be impacted depending on the products that have tariffs placed on them. The Company will continue to monitor this situation.

Commodity Price and Foreign Currency Rate Risks

Commodity price fluctuations are among the Company’s most significant exposures. Oil prices are influenced by worldwide factors, including, but not limited to, OPEC actions, world supply and demand fundamentals, pipeline capacity availability and geopolitical events. Natural gas prices are influenced by, including, but not limited to, the price of alternative fuel sources such as oil or coal and by North American natural gas supply and demand fundamentals including the levels of industrial activity, weather, storage levels and liquefied natural gas activity. In accordance with policies approved by Obsidian Energy’s Board of Directors, the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors.

Prices received for oil are referenced in US dollars, thus Obsidian Energy’s realized oil prices are impacted by Canadian dollar to US dollar exchange rates. When considered appropriate, the Company may use financial instruments to fix or collar future exchange rates to fix the Canadian dollar equivalent of oil revenues.

The Board of Directors recently approved the following modifications to our hedging policy as follows:

Oil

•
Hedge up to 50% of oil production volumes net of royalties on a rolling 15-month period, with up to 80% in the prompt three months.

Natural Gas

•
Hedge up to 80% of net gas production volumes on a rolling basis for the current and next gas season (i.e. current summer plus next winter season).

Foreign Exchange on Revenue

•
Allow for hedges on liquid volumes (i.e. oil and natural gas liquids) in Canadian dollars on 80% of the associated direct United States foreign exchange revenue exposure, net of royalties, on a rolling 12-month basis and 50% on a rolling 13 - 18 month basis.

Credit Risk

Credit risk is the risk of loss if purchasers or counterparties do not fulfill their contractual obligations. As at December 31, 2025, the Company’s maximum exposure to credit risk was $87.8 million (2024 – $96.4 million) which was comprised of $56.1 million (2024 - $88.0 million) being the carrying value of the accounts receivable and $31.7 million (2024 – $8.4 million) related to the fair value of the derivative financial assets.

The Company’s accounts receivable are principally with customers in the oil and natural gas industry and are generally subject to normal industry credit risk, which includes the ability to recover unpaid receivables by retaining the partner’s share of production when Obsidian Energy is the operator or the potential to net offsetting payables to mitigate exposure. Obsidian Energy continuously monitors credit risk and maintains credit policies to ensure collection risk is limited. For oil and natural gas sales and financial derivatives, a counterparty risk procedure is followed whereby each counterparty is reviewed on a regular basis for the purpose of assigning a credit limit and may be requested to provide security if determined to be prudent. For financial derivatives, the Company normally transacts with counterparties who are members of our banking syndicate or counterparties that have investment grade bond ratings. Credit events related to all counterparties are monitored and credit exposures are reassessed on a regular basis.

At December 31, 2025, $2.1 million of accounts receivable are past due (90+ days) but are considered to be collectible (2024 - $1.9 million). The lifetime expected credit losses allowances related to Obsidian Energy’s commodity product sales receivables and joint venture receivables recognized in accounts receivable was nominal as at and for the years ended December 31, 2025 and 2024.

As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2025	$50.8	$3.2	$2.1	$56.1
2024	$82.8	$3.3	$1.9	$88.0

Interest Rate Risk

A portion of the Company’s debt capital can be held in floating-rate bank facilities, which results in exposure to fluctuations in short-term interest rates. From time to time, Obsidian Energy may increase the certainty of our future interest rates by entering fixed interest rate debt instruments or by using financial instruments to swap floating interest rates for fixed rates or to collar interest rates. As at December 31, 2025, five percent of the Company’s long-term debt instruments were exposed to changes in short-term interest rates (2024 – 66 percent).

As at December 31, 2025, a total of $175.0 million (2024 – $114.2 million) of fixed interest rate debt instruments was outstanding with a remaining term of 4.9 years (2024 – 2.6 years) and an interest rate of 8.125 percent (2024– 11.95 percent).

Liquidity Risk

Liquidity risk is the risk that the Company will be unable to meet its financial liabilities as they come due. Management utilizes short and long-term financial and capital forecasting programs to ensure credit facilities are sufficient relative to forecast debt levels and capital program levels are appropriate. Management also regularly reviews capital markets to identify opportunities to optimize the debt capital structure on a cost-effective basis. In the short term, liquidity is managed through daily cash management activities, short-term financing strategies and the use of swaps and other financial instruments to increase the predictability of cash flow from operating activities.

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2025:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2026	$-	$136.3	$18.7	$155.0
2027	9.0	-	-	9.0
2028	-	-	1.2	1.2
2029	-	-	-	-
2030	175.0	-	-	175.0
Thereafter	$-	$-	$-	$-

Climate Change Risk

The Company has considered the impact of climate change and related risks on the amounts recorded in the financial statements for the year ended December 31, 2025. This includes, but is not limited to, the Company’s impairment assessment, the timing of decommissioning liabilities, current assets and liabilities, syndicated credit facility, capital expenditures and property, plant and equipment.

The Company’s financial results for 2025 were not materially impacted from a climate event. In 2025, the Company did not incur material weather related damages to our property, plant and equipment. Management is not aware of a material disruption in our supply chain or the marketers of the Company’s product related to climate events. The Company will continue to monitor climate change and the potential impacts.